INCOME TAX EXPENSE (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Non-PRC [Member] USD ($)	Dec. 31, 2013 Non-PRC [Member] CNY	Dec. 31, 2012 Non-PRC [Member] CNY	Dec. 31, 2011 Non-PRC [Member] CNY	Dec. 31, 2013 PRC [Member] USD ($)	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY
Income (loss) before income taxes by area:
Loss before income taxes	$ (23,600)	(142,865)	(443,851)	(204,161)	$ 8,659	52,418	23,349	55,229	$ (32,259)	(195,283)	(467,200)	(259,390)